Related party balances and transactions - Balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party balances and transactions
Total Arising from sales / purchases of goods / other	$ 40,646	$ 13,825
Other liabilities
Total other liabilities	(17,964)	(2,503)
Other balances
Other balances	23,249	4,652
Associates
Related party balances and transactions
Trade receivables	4,200	4,174
Other receivables	58	445
Other financial assets	3,108	2,954
Trade payables	(2,765)	(2,714)
Other liabilities
Other liabilities to other related parties	(15,539)
Other related parties
Related party balances and transactions
Trade receivables	962	2,310
Other receivables	9,257	9,695
Other financial assets	28,327
Trade payables	(2,501)	(3,039)
Other liabilities
Other liabilities to other related parties	(2,425)	(2,503)
Other balances
Cash and cash equivalents in other related parties	$ 23,249	$ 4,652